Note 14 - Supplemental Balance Sheet Information - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayment of property and equipment	$ 0	$ 1,544
Deductible input value-added tax	8	1,304
Others	339	271
Total	$ 347	$ 3,119